Risk management and concentrations of risk - Fair value of derivative instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 563
Derivative Asset, Noncurrent	1,238
Derivative Liability, Current		$ (5,239)
Derivative Liability, Noncurrent		(7,631)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	563	0
Derivative Asset, Noncurrent	1,238	0
Derivative Liability, Current	0	(5,239)
Derivative Liability, Noncurrent	$ 0	$ (7,631)